UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2490

Smith Barney Money Funds, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                      ANNUAL REPORT  |  DECEMBER 31, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman............  1

Manager Overview....................  2

Schedules of Investments............  5

Statements of Assets and Liabilities 11

Statements of Operations............ 12

Statements of Changes in Net Assets. 13

Notes to Financial Statements....... 15

Financial Highlights................ 22

Tax Information..................... 24

Independent Auditors' Report........ 25

Additional Information.............. 26

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

After an extended period of uncertainty mottled by questionable business practices and a faltering economy, business and economic prospects have begun to look more promising. The Fed's reduction of the federal funds rate/i/ appears to have had its intended result of encouraging economic growth. Evidence of sustainable economic improvement has emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust annualized growth rate in gross domestic product ("GDP")/ii/ during the third calendar quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future, which it did through the end of the funds' fiscal year in December.

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected the performance of your fund.

Special Shareholder Notice
Effective December 5, 2003, the Retirement Portfolio was reorganized into the Smith Barney Money Funds, Inc. -- Cash Portfolio.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 6, 2004


             1 Smith Barney Money Funds, Inc. | 2003 Annual Report

                               MANAGER OVERVIEW

[PHOTO]

Martin R. Hanley


MARTIN R. HANLEY
Vice President and
Investment Officer



[PHOTO]

Kevin Kennedy


KEVIN KENNEDY
Vice President and
Investment Officer

Interest Rates Hit 45-Year Low

Short-term interest rates and yields of money market instruments declined during the funds' fiscal year ended December 31, 2003 as the Fed and Bush Administration implemented additional measures to stimulate renewed economic growth.

When the funds' fiscal year began in January of 2003, views of the economy's prospects were mixed. U.S. corporations reigned in capital spending as the effects of a declining stock market and corporate accounting scandals took their toll on investor confidence and business activity. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a "wait-and-see" attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation. As a result, the U.S. economy expanded sluggishly.

As major combat operations in Iraq wound down in the spring, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25% in late June, driving the federal funds rate to just 1%, its lowest level since the Eisenhower Administration. Money market yields continued to decline as well.

By the end of August, evidence of sustainable economic improvement began to emerge. Stronger retail sales, rising domestic consumption and increasing export activity contributed to an improvement in GDP during the third calendar quarter of 2003, which grew at a rate not seen in over two decades. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future, which it did through the end of the period in December.


             2 Smith Barney Money Funds, Inc. | 2003 Annual Report

                           SMITH BARNEY MONEY FUNDS
                             CLASS A SHARE YIELDS
                            AS OF DECEMBER 31, 2003

                               Cash    Government
                             Portfolio Portfolio
   Seven-Day Current Yield     0.58%      0.59%
   Seven-Day Effective Yield   0.58%      0.60%

   All figures represent past performance and are not a guarantee of future results. The funds' yields will vary. Performance for the funds' other share classes can be found in the Financial Highlights section of this report. Performance of other share classes may differ.

   In the cases where current yield and effective yield are the same, it is due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in each fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

   Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.


Adjustments to the Government Portfolio
In this challenging market environment, we maintained a generally cautious investment posture. When short-term interest rates fell, we set the fund's weighted average maturity in a range that we considered neutral to slightly longer than average. This strategy enabled us to maintain prevailing rates for as long as we deemed practical, while giving us the flexibility required to respond to changing market conditions. In fact, there were times during the reporting period when longer-term yields were lower than their shorter-term counterparts.

Cash Portfolio Changes
After the Fed reduced short-term interest rates in June, we reduced the fund's weighted average maturity to a relatively short position. This strategy reflected our belief that the June rate-cut was probably the last of the current cycle, and it was designed to help us capture higher yields if they became available. If rates were to rise, this approach would enable us to roll over proceeds from maturing


             3 Smith Barney Money Funds, Inc. | 2003 Annual Report securities into potentially higher yielding securities sooner.) Indeed, as of the reporting period's end, we have begun to see a steeper yield curve,/iii/ which suggests to us that the market may be anticipating higher short-term interest rates. Of course, we intend to continue to adjust our strategies as market conditions change.

Thank you for your investment in the Smith Barney Money Funds, Inc. --Cash Portfolio and Government Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Martin R. Hanley                  /s/ Kevin Kennedy
Martin R. Hanley                      Kevin Kennedy
Vice President and                    Vice President and
Investment Officer                    Investment Officer

January 6, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 5 through 10 for a list and percentage breakdown of the fund's holdings.

/i/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iii/The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

             4 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS                                      DECEMBER 31, 2003

                                   CASH PORTFOLIO

    FACE                                                   ANNUALIZED
   AMOUNT                      SECURITY                      YIELD         VALUE
-------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 4.6%
$  5,000,000 Federal Home Loan Bank matures 4/12/04          1.11%     $    4,984,417
 213,065,000 Federal Home Loan Mortgage Corp.
              mature 3/15/04 to 5/10/04                   1.09 to 1.11    212,357,236
 569,249,000 Federal National Mortgage Association
              mature 5/26/04 to 2/25/05                       1.12        567,779,472
 130,000,000 Federal National Mortgage Association
              matures 1/28/05+                                1.13        129,957,929
-------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $915,079,054)                                       915,079,054
-------------------------------------------------------------------------------------
U.S. TREASURY -- 0.1%
  22,000,000 U.S. Treasury Bill matures 1/2/04
             (Cost -- $21,999,383)                            1.01         21,999,383
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1%
  75,000,000 ABN AMRO N.A. Finance Inc. matures 3/16/04       1.08         74,831,250
 116,700,000 ABSC Capital Corp. mature 1/20/04 to 3/8/04  1.12 to 1.15    116,592,232
 192,050,000 Amstel Funding Corp.
              mature 2/5/04 to 3/25/04                    1.11 to 1.16    191,692,621
 230,000,000 ANZ Delaware Inc. mature 1/9/04 to 1/12/04   1.08 to 1.09    229,931,122
 125,000,000 Aquinas Funding LLC matures 3/18/04              1.10        124,705,903
  60,179,000 Asset Portfolio Funding matures 2/18/04          1.11         60,089,935
 115,192,000 Atlantic Asset Securitization matures 1/2/04     0.98        115,188,864
 291,389,000 Atomium Funding Corp.
              mature 1/20/04 to 2/19/04                   1.11 to 1.13    291,120,114
 100,000,000 Brahms Funding Corp. matures 1/29/04             1.15         99,910,556
 274,017,000 Bryant Park Funding LLC
              mature 1/16/04 to 2/13/04                   1.11 to 1.12    273,808,964
 191,778,000 Cancara Asset Securities Ltd.
              mature 3/10/04 to 3/15/04                   1.11 to 1.12    191,360,728
 163,000,000 CBA Delaware Finance Inc.
              mature 2/9/04 to 2/25/04                    1.08 to 1.09    162,764,715
 115,000,000 Credit Agricole Indosuez N.A. Inc.
              matures 2/2/04                                  1.08        114,890,111
   5,000,000 Credit Lyonnais N.A. Inc. matures 3/19/04        1.13          4,987,867
 271,040,000 Crown Point Capital Co.
              mature 1/9/04 to 3/16/04                    1.12 to 1.13    270,697,419
 449,300,000 Danske Corp. mature 1/26/04 to 3/18/04       1.08 to 1.09    448,652,219
 222,000,000 Dexia Delaware LLC
              mature 1/14/04 to 1/20/04                       1.08        221,893,910
  50,000,000 Eiffel Funding matures 2/13/04                   1.12         49,933,111
  67,310,000 Fountain Square Commercial Funding
              matures 1/2/04                                  0.95         67,308,224

                      See Notes to Financial Statements.

             5 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003


                                    CASH PORTFOLIO

    FACE                                                   ANNUALIZED
   AMOUNT                     SECURITY                       YIELD          VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1% (continued)
$108,650,000 Foxboro Funding Ltd.
              mature 1/15/04 to 1/16/04                  1.17% to 1.19% $  108,598,533
  23,000,000 Galleon Capital Corp. matures 1/29/04            1.10          22,980,322
 315,000,000 General Electric Capital Corp.
              mature 2/9/04 to 4/6/04                     1.09 to 1.14     314,224,578
 260,198,000 Georgetown Funding Co. LLC
              mature 1/22/04 to 2/5/04                    1.14 to 1.15     259,966,166
 281,724,000 Hannover Funding Co. LLC
              mature 1/12/04 to 2/27/04                   1.11 to 1.12     281,532,911
  49,832,000 Hatteras Funding Corp. matures 1/12/04           1.11          49,815,099
 190,000,000 HBOS Treasury Service PLC
              mature 3/11/04 to 3/17/04                   1.09 to 1.10     189,575,949
 384,000,000 ING US Funding LLC
              mature 2/17/04 to 3/22/04                   1.07 to 1.09     383,221,714
  20,100,000 Lake Constance Funding LLC matures 1/23/04       1.12          20,086,243
  71,655,000 Legacy Capital LLC matures 2/9/04                1.11          71,568,835
 100,000,000 Main Street Warehouse Funding
              matures 1/23/04                                 1.20          99,926,666
 250,000,000 Mane Funding Corp. mature 2/3/04 to 2/23/04  1.10 to 1.11     249,664,500
 239,700,000 Mica Funding LLC mature 2/10/04 to 3/19/04   1.11 to 1.13     239,256,134
 166,750,000 Moat Funding LLC mature 3/1/04 to 4/1/04     1.12 to 1.14     166,359,977
 200,000,000 Morgan Stanley matures 2/3/04                    1.08         199,802,000
 280,000,000 Nationwide Building Society
              mature 1/7/04 to 2/26/04                        1.10         279,678,247
  54,505,000 Nieuw Amsterdam Receivables Corp.
              mature 2/2/04 to 3/10/04                    1.10 to 1.13      54,396,806
 579,100,000 Nordea North America, Inc.
              mature 1/9/04 to 3/22/04                    1.08 to 1.13     578,507,514
  50,000,000 Paradigm Funding LLC matures 2/2/04              1.10          49,951,111
 115,768,000 Perry Global Funding
              mature 3/22/04 to 5/14/04                   1.13 to 1.14     115,386,827
  48,200,000 Premier Asset LLC matures 2/25/04                1.11          48,118,261
 139,289,000 Regency Markets LLC
              mature 2/20/04 to 3/8/04                    1.07 to 1.11     139,022,766
 158,550,000 Saint Germain Holdings Ltd.
              mature 1/13/04 to 2/12/04                   1.11 to 1.16     158,432,277
  80,000,000 San Paolo US Finance Co.
              matures 3/2/04                                  1.10          79,851,567
  50,000,000 Scaldis LLC matures 3/24/04                      1.10          49,873,194
 264,800,000 Societe Generale N.A. Inc.
              mature 3/10/04 to 3/15/04                   1.09 to 1.10     264,228,486
 279,600,000 Spintab-Swedmortgage AB
              mature 2/23/04 to 3/25/04                   1.10 to 1.12     278,971,566

                      See Notes to Financial Statements.

             6 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                                    CASH PORTFOLIO

    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD          VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1% (continued)
$ 74,000,000 Stanfield Victoria Funding LLC
              mature 4/5/04 to 4/15/04                    1.14% to 1.16% $   73,774,126
 150,000,000 Surrey Funding Corp. matures 1/13/04              1.11         149,944,500
 200,760,000 Svenska Handelsbanken Inc.
              mature 2/6/04 to 2/25/04                     1.08 to 1.09     200,486,757
  36,800,000 Tango Finance Corp. matures 3/22/04               1.12          36,707,264
  12,681,000 Thames Asset Global Securities
              matures 3/10/04                                  1.14          12,653,292
 242,500,000 UBS Finance Delaware LLC
              mature 1/5/04 to 2/27/04                     0.98 to 1.05     242,329,887
 270,224,000 Victory Receivables Corp.
              mature 1/8/04 to 1/27/04                     1.12 to 1.15     270,072,382
 165,900,000 Westpac Capital Corp.
              mature 2/5/04 to 4/29/04                     1.09 to 1.13     165,401,292
  13,166,000 WhistleJacket Capital Ltd. matures 4/2/04         1.16          13,127,307
---------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $9,027,854,921)                                     9,027,854,921
---------------------------------------------------------------------------------------
PROMISSORY NOTE -- 1.0%
 200,000,000 Goldman Sachs Group Inc. matures 2/19/04+
             (Cost -- $200,000,000)                            1.11         200,000,000
---------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 10.8%
 300,000,000 General Electric Capital Corp.
              matures 1/14/05+                                 1.23         300,000,000
 225,000,000 K2 USA LLC mature 1/8/04 to 12/13/04+         1.09 to 1.15     224,981,141
 250,000,000 Links Finance LLC mature 4/15/04 to 7/28/04+  1.10 to 1.13     249,974,283
 200,000,000 Morgan Stanley matures 7/1/04+                    1.20         200,000,000
 158,000,000 Premier Asset Collaterized Entity LLC
              mature 5/3/04 to 6/15/04+                    1.09 to 1.14     157,992,535
 210,000,000 Sigma Finance Inc.
              mature 7/15/04 to 11/12/04+                  1.12 to 1.16     209,966,998
 100,000,000 Special Purpose Accounts Receivables Corp.
              matures 4/6/04+                                  1.15         100,000,000
 150,000,000 Stanfield Victoria Finance Ltd.
              mature 1/6/04 to 7/15/04+                        1.15         149,995,984
  50,000,000 Tango Finance Corp. matures 7/26/04+              1.12          49,994,509
 324,500,000 WhistleJacket Capital Ltd.
              mature 1/15/04 to 11/29/04+                  1.08 to 1.15     324,483,335
 193,000,000 White Pine Finance LLC
              mature 3/12/04 to 8/16/04+                   1.08 to 1.12     192,983,069
---------------------------------------------------------------------------------------
             TOTAL MEDIUM-TERM NOTES
             (Cost -- $2,160,371,854)                                     2,160,371,854
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             7 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                                   CASH PORTFOLIO

    FACE                                                  ANNUALIZED
   AMOUNT                     SECURITY                      YIELD         VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 3.6%
$144,000,000 Bank of America N.A. matures 3/15/04           1.11%     $  144,000,000
 572,750,000 Wells Fargo Bank N.A.
              mature 1/8/04 to 1/16/04                   1.07 to 1.08    572,749,833
------------------------------------------------------------------------------------
             TOTAL CERTIFICATES OF DEPOSIT
             (Cost -- $716,749,833)                                      716,749,833
------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 30.8%
 100,000,000 Australia & New Zealand Banking Group NY
              matures 1/21/04                                1.08         99,999,978
 379,000,000 Barclays Bank PLC mature 1/5/04 to 1/24/04  1.10 to 1.16    379,004,310
 578,250,000 BNP Paribas mature 2/17/04 to 4/19/04       1.08 to 1.24    578,263,412
 282,250,000 Canadian Imperial Bank of Commerce NY
              mature 2/3/04 to 2/17/04                   1.05 to 1.09    282,250,000
  80,000,000 Credit Agricole Indosuez NA matures 3/8/04      1.13         80,000,000
 443,500,000 Credit Lyonnais NY mature 1/30/04 to 3/5/04 1.10 to 1.14    443,511,927
 339,000,000 CS First Boston NY mature 3/5/04            1.08 to 1.30    339,008,962
 100,000,000 CS First Boston NY matures 7/6/04+              1.17        100,000,000
 300,000,000 Dexia Bank NY mature 2/25/04 to 2/26/04     1.07 to 1.08    300,000,000
 225,000,000 Fortis Bank NY matures 2/19/04                  1.07        225,001,452
 490,000,000 HBOS PLC mature 2/17/04 to 4/8/04           1.11 to 1.14    490,009,397
 150,000,000 ING Bank NV matures 1/12/04                     1.10        150,000,418
  53,000,000 Landesbank Baden NV matures 2/11/04             1.08         52,999,671
 160,000,000 Landesbank Hessen-Thurin matures 3/4/04         1.10        160,002,792
 381,000,000 Lloyds Bank PLC NY mature 1/13/04 to 5/7/04 1.06 to 1.20    380,991,452
 350,000,000 Royal Bank of Scotland
              mature 3/4/04 to 5/7/04                    1.09 to 1.12    350,004,356
 305,000,000 Societe Generale mature 2/3/04 to 3/17/04   1.09 to 1.10    304,999,665
 259,500,000 Svenska Handelsbanken NY
              mature 1/12/04 to 4/5/04                       1.10        259,496,323
 505,000,000 Toronto Dominion Bank NY
              mature 1/22/04 to 3/24/04                  1.05 to 1.10    505,000,231
 569,000,000 Unicredito Italiano S.p.A. NY
              mature 1/22/04 to 4/30/04                  1.10 to 1.15    569,002,238
 110,000,000 Westdeutsche Landesbank Girozentrale
              matures 4/8/04                                 1.13        110,002,977
------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $6,159,549,561)                                  6,159,549,561
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             8 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                                 CASH PORTFOLIO

    FACE                                              ANNUALIZED
   AMOUNT                    SECURITY                   YIELD         VALUE
--------------------------------------------------------------------------------
TIME DEPOSITS -- 4.0%
$330,000,000 National Australia Bank matures 1/2/04     0.97%    $   330,000,000
 190,913,000 Royal Bank of Canada matures 1/2/04         0.98        190,913,000
 280,000,000 State Street Bank & Trust matures 1/2/04    0.97        280,000,000
--------------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $800,913,000)                                  800,913,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $20,002,517,606*)                          $20,002,517,606
--------------------------------------------------------------------------------

+Variable interest rate -- subject to periodic change.
*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

             9 Smith Barney Money Funds, Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                             GOVERNMENT PORTFOLIO

    FACE                                                        ANNUALIZED
   AMOUNT                       SECURITY                          YIELD          VALUE
-------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 92.3%
$337,065,000 Federal Farm Credit Bank
               mature 1/15/04 to 8/24/04                      1.01% to 1.24% $  336,780,703
 760,803,000 Federal Home Loan Bank
               mature 1/6/04 to 11/24/04                       0.96 to 1.30     759,242,526
 798,935,000 Federal Home Loan Mortgage Corp.
               mature 1/15/04 to 9/9/05                        1.04 to 1.13     797,472,094
 730,943,000 Federal National Mortgage Association
               mature 1/14/04 to 2/18/05                       1.04 to 1.13     730,146,803
------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $2,623,642,126)                                         2,623,642,126
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.7%
 217,000,000 Goldman, Sachs & Co., 0.99% due 1/2/04;
               Proceeds at maturity -- $217,011,935;
               (Fully collateralized by U.S. Treasury Bonds,
               6.000% to 10.375% due 11/15/09 to 2/15/26;
               Market value -- $218,000,998)                                    217,000,000
   1,616,000 J.P. Morgan Chase & Co., 0.83% due 1/2/04;
               Proceeds at maturity -- $1,616,075;
              (Fully collateralized by U.S. Treasury Bill,
               due 3/11/04; Market value -- $1,652,120)                           1,616,000
------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $218,616,000)                                             218,616,000
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $2,842,258,126*)                                       $2,842,258,126
------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

            10 Smith Barney Money Funds, Inc. | 2003 Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2003

                                                                   Cash         Government
                                                                 Portfolio      Portfolio
--------------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost                              $20,002,517,606 $2,842,258,126
  Cash                                                                    900            133
  Receivable for Fund shares sold                                 611,720,091     43,381,888
  Interest receivable                                              10,245,591      1,076,684
  Deferred compensation                                               415,532         63,524
  Other assets                                                        279,382             --
-------------------------------------------------------------------------------------------
  Total Assets                                                 20,625,179,102  2,886,780,355
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired                              975,342,932     94,319,366
  Management fees payable                                           6,393,137      1,038,705
  Distribution plan fees payable                                      601,509         86,233
  Deferred compensation payable                                       415,532         63,524
  Dividends payable                                                    75,048         17,526
  Accrued expenses                                                  4,270,366        493,610
-------------------------------------------------------------------------------------------
  Total Liabilities                                               987,098,524     96,018,964
-------------------------------------------------------------------------------------------
Total Net Assets                                              $19,638,080,578 $2,790,761,391
-------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000 and 10,000,000,000 shares authorized,
   respectively; par value $0.01 per share)                   $   196,378,914 $   27,907,420
  Capital paid in excess of par value                          19,441,512,539  2,762,834,585
  Accumulated net realized gain from investment transactions          189,125         19,386
-------------------------------------------------------------------------------------------
Total Net Assets                                              $19,638,080,578 $2,790,761,391
-------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      19,509,761,413  2,789,721,472
  Class L                                                             381,428         13,978
  Class Y                                                         127,748,608      1,006,553
Net Asset Value, per class                                              $1.00          $1.00
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            11 Smith Barney Money Funds, Inc. | 2003 Annual Report

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      Cash       Government
                                                    Portfolio    Portfolio
    ------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                     $257,192,344 $37,617,006
    ------------------------------------------------------------------------
    EXPENSES:
      Management fees (Note 3)                       82,168,878  13,626,290
      Distribution plan fees (Note 5)                20,705,977   3,152,650
      Shareholder servicing fees (Note 5)            10,981,739     559,312
      Custody                                           900,814     152,798
      Shareholder communications (Note 5)               475,739      26,349
      Registration fees                                 181,083     186,894
      Directors' fees                                   171,657      27,722
      Audit and legal                                   143,124      74,641
      Other                                             189,686      45,961
    ------------------------------------------------------------------------
      Total Expenses                                115,918,697  17,852,617
      Less: Management fee waiver (Note 3)                   --     (28,289)
    ------------------------------------------------------------------------
      Net Expenses                                  115,918,697  17,824,328
    ------------------------------------------------------------------------
    Net Investment Income                           141,273,647  19,792,678
    ------------------------------------------------------------------------
    Net Realized Gain From Investment Transactions      189,125      26,082
    ------------------------------------------------------------------------
    Increase in Net Assets From Operations         $141,462,772 $19,818,760
    ------------------------------------------------------------------------

                      See Notes to Financial Statements.

            12 Smith Barney Money Funds, Inc. | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                      For the Years
                                                                    Ended December 31,
Cash Portfolio                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                    $    141,273,647  $     347,335,927
  Net realized gain                                                 189,125             42,844
----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                        141,462,772        347,378,771
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 6):
  Net investment income                                        (141,273,647)      (347,378,771)
----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                               (141,273,647)      (347,378,771)
----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                           86,286,428,316     91,261,777,742
  Net asset value of shares issued for reinvestment of
   dividends                                                    137,283,219        336,979,727
  Net asset value of shares issued in connection with the
   transfer of the Smith Barney Money Funds, Inc. --
   Retirement Portfolio's net assets (Note 9)                   646,749,540                 --
  Cost of shares reacquired                                 (90,616,867,506)  (100,599,025,378)
----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Fund Share Transactions                                   (3,546,406,431)    (9,000,267,909)
----------------------------------------------------------------------------------------------
Decrease in Net Assets                                       (3,546,217,306)    (9,000,267,909)
NET ASSETS:
  Beginning of year                                          23,184,297,884     32,184,565,793
----------------------------------------------------------------------------------------------
  End of year                                              $ 19,638,080,578  $  23,184,297,884
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            13 Smith Barney Money Funds, Inc. | 2003 Annual Report

                                                                             For the Years
                                                                          Ended December 31,
Government Portfolio                                                    2003              2002
-----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     19,792,678  $     45,672,627
  Net realized gain                                                         26,082            51,600
----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                19,818,760        45,724,227
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 6):
  Net investment income                                                (19,792,678)      (45,724,227)
  Net realized gains                                                        (6,696)               --
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (19,799,374)      (45,724,227)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                   9,903,440,532    11,059,499,198
  Net asset value of shares issued for reinvestment of dividends        19,286,025        44,636,094
  Cost of shares reacquired                                        (10,516,977,932)  (11,970,131,557)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                 (594,251,375)     (865,996,265)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                (594,231,989)     (865,996,265)
NET ASSETS:
  Beginning of year                                                  3,384,993,380     4,250,989,645
----------------------------------------------------------------------------------------------------
  End of year                                                     $  2,790,761,391  $  3,384,993,380
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            14 Smith Barney Money Funds, Inc. | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of two separate investment funds ("Funds"): the Cash Portfolio and the Government Portfolio.

The significant accounting policies consistently followed by the Funds are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the capital accounts of Cash Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (g) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund's shares on the payable date.

            15 Smith Barney Money Funds, Inc. | 2003 Annual Report

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a daily fee.

Effective July 1, 2003, the Cash and Government Portfolios pay SBFM a fee calculated at the following rates: 0.45% on the first $1.0 billion of each of the Fund's average daily net assets, 0.425% on the next $1.0 billion; 0.40% on the next $3.0 billion; 0.375% on the next $5.0 billion and 0.35% on each of the Fund's average daily net assets in excess of $10.0 billion.

Prior to July 1, 2003, the fees were calculated at the following rates: Cash
Portfolio: 0.45% on the first $6.0 billion of the Fund's average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the Fund's average daily net assets in excess of $18.0 billion; and Government Portfolio: 0.45% on the first $2.5 billion of the Fund's average daily net assets, 0.40% on the next $2.5 billion and 0.35% on the Fund's average daily net assets in excess of $5.0 billion. These fees were calculated daily and paid monthly.

During the year ended December 31, 2003, the Government Portfolio's Class A, L and Y shares had voluntary expense limitations in place of 0.70% for each class respectively, resulting in waived management fees totaling $28,289 for Class A and L shares. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the year ended December 31, 2003, the Funds' paid transfer agent fees of $14,970,197 and $987,546 for the Cash and Government Portfolios, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

All officers and one Director of the Company are employees of Citigroup or its affiliates.


            16 Smith Barney Money Funds, Inc. | 2003 Annual Report

4. Repurchase Agreements

Each Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At December 31, 2003, the Cash Portfolio did not have any repurchase agreements outstanding.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, each Fund makes payments to CGM for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of the average daily net assets of each class, respectively. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                           Class A   Class L
                    ----------------------------------------
                    Cash Portfolio       $20,705,601  $376
                    ----------------------------------------
                    Government Portfolio   3,152,578    72
                    ----------------------------------------

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                       Class A   Class L Class Y
                ------------------------------------------------
                Cash Portfolio       $10,939,252  $157   $42,330
                ------------------------------------------------
                Government Portfolio     559,107     3       202
                ------------------------------------------------

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                      Class A  Class L Class Y
                 ---------------------------------------------
                 Cash Portfolio       $475,696   $20     $23
                 ---------------------------------------------
                 Government Portfolio   26,339    --      10
                 ---------------------------------------------

            17 Smith Barney Money Funds, Inc. | 2003 Annual Report

6. Distributions Paid to Shareholders by Class


                                    Year Ended        Year Ended
           Cash Portfolio        December 31, 2003 December 31, 2002
           ---------------------------------------------------------
           Net Investment Income
           Class A                 $139,522,047      $340,865,876
           Class L                        2,519             3,979
           Class Y                      738,527           846,964
           Class Z *                  1,010,554         5,661,952
           ---------------------------------------------------------
           Total                   $141,273,647      $347,378,771
           ---------------------------------------------------------

           Government Portfolio
           ---------------------------------------------------------
           Class A
           Net investment income   $ 19,757,661      $ 45,443,904
           Net realized gains             6,685                --
           ---------------------------------------------------------
           Total                   $ 19,764,346      $ 45,443,904
           ---------------------------------------------------------
           Class L
           Net investment income   $        467      $      1,376
           Net realized gains                 0**              --
           ---------------------------------------------------------
           Total                   $        467      $      1,376
           ---------------------------------------------------------
           Class Y
           Net investment income   $     34,550      $    278,947
           Net realized gains                11                --
           ---------------------------------------------------------
           Total                   $     34,561      $    278,947
           ---------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.
**Amount represents less than $1.

7. Capital Shares

The Company offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program.

            18 Smith Barney Money Funds, Inc. | 2003 Annual Report

Transactions in shares of each Fund were as follows:

                                               Year Ended        Year Ended
 Cash Portfolio                             December 31, 2003 December 31, 2002
 ------------------------------------------------------------------------------
 Class A
 Shares sold                                  86,041,295,627    90,760,175,185
 Shares issued on reinvestment                   135,909,343       330,807,374
 Net asset value of shares issued in
  connection with the transfer of the Smith
  Barney Money Funds, Inc. -- Retirement
  Portfolio's net assets (Note 9)                646,749,540                --
 Shares reacquired                           (90,061,010,242) (100,060,391,471)
 ------------------------------------------------------------------------------
 Net Decrease                                 (3,237,055,732)   (8,969,408,912)
 ------------------------------------------------------------------------------
 Class L
 Shares sold                                          97,225            88,366
 Shares issued on reinvestment                         2,512             3,944
 Shares reacquired                                   (65,475)          (49,149)
 ------------------------------------------------------------------------------
 Net Increase                                         34,262            43,161
 ------------------------------------------------------------------------------
 Class Y
 Shares sold                                     114,923,543       168,716,757
 Shares issued on reinvestment                       418,995           524,759
 Shares reacquired                               (50,994,850)     (166,022,311)
 ------------------------------------------------------------------------------
 Net Increase                                     64,347,688         3,219,205
 ------------------------------------------------------------------------------
 Class Z*
 Shares sold                                     130,111,921       332,797,434
 Shares issued on reinvestment                       952,375         5,643,650
 Shares reacquired                              (504,796,939)     (372,562,447)
 ------------------------------------------------------------------------------
 Net Decrease                                   (373,732,643)      (34,121,363)
 ------------------------------------------------------------------------------

 Government Portfolio
 ------------------------------------------------------------------------------
 Class A
 Shares sold                                   9,829,329,633    11,000,216,447
 Shares issued on reinvestment                    19,251,108        44,356,635
 Shares reacquired                           (10,441,931,975)  (11,890,947,145)
 ------------------------------------------------------------------------------
 Net Decrease                                   (593,351,234)     (846,374,063)
 ------------------------------------------------------------------------------
 Class L
 Shares sold                                           8,682            42,696
 Shares issued on reinvestment                           414             1,372
 Shares reacquired                                  (126,545)          (35,623)
 ------------------------------------------------------------------------------
 Net Increase (Decrease)                            (117,449)            8,445
 ------------------------------------------------------------------------------
 Class Y
 Shares sold                                      74,102,215        59,240,055
 Shares issued on reinvestment                        34,503           278,087
 Shares reacquired                               (74,919,412)      (79,148,789)
 ------------------------------------------------------------------------------
 Net Decrease                                       (782,694)      (19,630,647)
 ------------------------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully redeemed.

            19 Smith Barney Money Funds, Inc. | 2003 Annual Report

8. Income Tax Information and Distributions to Shareholders

At December 31, 2003, the tax basis components of distributable earnings were:

                                              Cash     Government
                                            Portfolio  Portfolio
              ---------------------------------------------------
              Undistributed ordinary income $1,715,325  $275,728
              ---------------------------------------------------

The tax character of distributions paid during the year ended December 31, 2003 were:

                                              Cash     Government
                                            Portfolio  Portfolio
              ---------------------------------------------------
              Ordinary income            $141,273,647 $19,799,374
              ---------------------------------------------------

At December 31, 2002, the tax basis components of distributable earnings were:

                                              Cash     Government
                                            Portfolio  Portfolio
              ---------------------------------------------------
              Undistributed ordinary income $1,519,103  $259,927
              ---------------------------------------------------

The tax character of distributions paid during the year ended December 31, 2002 were:

                                              Cash     Government
                                            Portfolio  Portfolio
              ---------------------------------------------------
              Ordinary income            $347,378,771 $45,724,227
              ---------------------------------------------------

9. Transfer of Net Assets

On December 5, 2003, the Cash Portfolio acquired the assets and certain liabilities of Retirement Portfolio pursuant to a plan of reorganization approved by Retirement Portfolio shareholders on July 30, 2003. Total shares issued by the Cash Portfolio and the total net assets of the Retirement Portfolio and the Cash Portfolio on the date of the transfer were as follows:

                         Shares Issued                      Total Net Assets
                          by the Cash  Total Net Assets of    of the Cash
    Acquired Fund          Portfolio   Retirement Portfolio    Portfolio
    ------------------------------------------------------------------------
    Retirement Portfolio  646,749,540      $646,749,540     $19,634,679,276
    ------------------------------------------------------------------------

Total net assets of the Cash Portfolio immediately after the transfer were $20,281,428,816. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

            20 Smith Barney Money Funds, Inc. | 2003 Annual Report

10.Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


            21 Smith Barney Money Funds, Inc. | 2003 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                 Class A Shares
                                     --------------------------------------
Cash Portfolio                        2003     2002    2001    2000    1999
----------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Net investment income                 0.007   0.013   0.037   0.058   0.046
Dividends from net investment income (0.007) (0.013) (0.037) (0.058) (0.046)
----------------------------------------------------------------------------
Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Total Return                           0.67%   1.28%   3.78%   5.98%   4.73%
----------------------------------------------------------------------------
Net Assets, End of Year (billions)      $20     $23     $32     $55     $45
----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                        0.56%   0.62%   0.59%   0.57%   0.62%
  Net investment income                0.68    1.27    3.93    5.84    4.63
----------------------------------------------------------------------------

                                                 Class L Shares
                                     --------------------------------------
Cash Portfolio                        2003     2002    2001    2000    1999
----------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Net investment income                 0.007   0.013   0.037   0.058   0.047
Dividends from net investment income (0.007) (0.013) (0.037) (0.058) (0.047)
----------------------------------------------------------------------------
Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Total Return                           0.67%   1.29%   3.81%   6.01%   4.78%
----------------------------------------------------------------------------
Net Assets, End of Year (000s)         $381    $347    $304    $193    $582
----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                        0.55%   0.61%   0.56%   0.54%   0.57%
  Net investment income                0.67    1.28    3.53    5.58    4.70
----------------------------------------------------------------------------

                                                 Class Y Shares
                                     --------------------------------------
Cash Portfolio                        2003     2002    2001    2000    1999
----------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Net investment income                 0.008   0.014   0.039   0.060   0.048
Dividends from net investment income (0.008) (0.014) (0.039) (0.060) (0.048)
----------------------------------------------------------------------------
Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
Total Return                           0.78%   1.45%   3.94%   6.17%   4.91%
----------------------------------------------------------------------------
Net Assets, End of Year (millions)     $128     $63     $60     $25     $67
----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                        0.44%   0.45%   0.40%   0.38%   0.42%
  Net investment income                0.76    1.44    3.96    5.92    4.76
----------------------------------------------------------------------------

(1) The fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%.

            22 Smith Barney Money Funds, Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                    Class A Shares
                                       ----------------------------------------
 Government Portfolio                    2003     2002    2001    2000    1999
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year     $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Net investment income/(1)/             0.006    0.012   0.036   0.057   0.045
 Dividends from net investment income  (0.006)  (0.012) (0.036) (0.057) (0.045)
 Distributions from net realized gains (0.000)*     --      --      --      --
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year           $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Total Return/(2)/                       0.62%    1.22%   3.67%   5.85%   4.60%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (billions)        $3       $3      $4      $6      $5
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)(3)/                      0.56%    0.61%   0.56%   0.59%   0.61%
   Net investment income                 0.63     1.21    3.74    5.71    4.50
 ------------------------------------------------------------------------------
                                                    Class L Shares
                                       ----------------------------------------
 Government Portfolio                    2003     2002    2001    2000    1999
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year     $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Net investment income/(1)/             0.006    0.012   0.036   0.057   0.045
 Dividends from net investment income  (0.006)  (0.012) (0.036) (0.057) (0.045)
 Distributions from net realized gains (0.000)*     --      --      --      --
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year           $1.00    $1.00   $1.00   $1.00   $1.00
 ------------------------------------------------------------------------------
 Total Return/(2)/                       0.58%    1.21%   3.68%   5.87%   4.62%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)           $14     $131    $123    $121    $113
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)(3)/                      0.61%    0.61%   0.63%   0.58%   0.59%
   Net investment income                 0.65     1.21    3.53    5.70    4.47
 ------------------------------------------------------------------------------

(1) The investment manager has waived a portion of its fees for the year ended December 31, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                       Per Share Decreases to   Expense Ratios
                       Net Investment Income  Without Fee Waivers
                       ---------------------  -------------------
                                2003                 2003
                                ----                 ----
               Class A        $0.0001                0.57%
               Class L         0.0001                0.62

(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(3) The fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%.
* Amount represents less than $0.001 per share.

            23 Smith Barney Money Funds, Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class Y Shares
                                      ----------------------------------------
Government Portfolio                    2003    2002    2001    2000    1999
------------------------------------------------------------------------------
Net Asset Value, Beginning of Year     $1.00    $1.00   $1.00   $1.00   $1.00
------------------------------------------------------------------------------
Net investment income                  0.007    0.013   0.037   0.058   0.047
Dividends from net investment income  (0.007)  (0.013) (0.037) (0.058) (0.047)
Distributions from net realized gains (0.000)*     --      --      --      --
------------------------------------------------------------------------------
Net Asset Value, End of Year           $1.00    $1.00   $1.00   $1.00   $1.00
------------------------------------------------------------------------------
Total Return                            0.75%    1.35%   3.78%   6.02%   4.78%
------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $1       $2     $21     $20      $8
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                         0.44%    0.48%   0.44%   0.44%   0.45%
  Net investment income                 0.76     1.38    3.69    5.85    4.64
------------------------------------------------------------------------------

(1) The fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%.
* Amount represents less than $0.001 per share.

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

   Percentage of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

                     . Cash Portfolio                0.60%
                     . Government Portfolio         29.24

            24 Smith Barney Money Funds, Inc. | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT



The Shareholders and Board of Directors of Smith Barney Money Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash and Government Portfolios) ("Funds") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Fund as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

New York, New York
February 13, 2004


            25 Smith Barney Money Funds, Inc. | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Smith Barney Money Funds, Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                 Number of
                                                                                 Portfolios
                                            Term                                  in Fund      Other
                                         of Office*          Principal            Complex      Board
                             Position(s) and Length        Occupation(s)          Overseen  Memberships
                              Held with   of Time             During                 By       Held by
Name, Address and Age           Fund       Served         Past Five Years         Director   Director
-------------------------------------------------------------------------------------------------------
Non-Interested Directors:
Lee Abraham                   Director     Since    Retired; Former Director of      27        None
13732 LeHavre Drive                         1999    Signet Group PLC
Frenchman's Creek
Palm Beach Gardens, FL 33410
Age 76
Allan J. Bloostein            Director     Since    President of Allan Bloostein     34       Taubman
27 West 67th Street                         1999    Associates, a consulting                  Realty
Apt. 5FW                                            firm. Former Director of CVS               Corp.
New York, NY 10023                                  Corp.
Age 74
Jane F. Dasher                Director     Since    Controller of PBK                27        None
Korsant Partners                            1999    Holdings Inc., a family
283 Greenwich Avenue                                investment company
3rd Floor
Greenwich, CT 06830
Age 54
Donald R. Foley               Director     Since    Retired                          27        None
3668 Freshwater Drive                       1982
Jupiter, FL 33477
Age 81
Richard E. Hanson, Jr.        Director     Since    Retired; Former Head of the      27        None
2751 Vermont Route 140                      1999    New Atlanta Jewish
Poultney, VT 05764                                  Community High School
Age 62
Paul Hardin                   Director     Since    Professor of Law &               34        None
12083 Morehead                              1994    Chancellor Emeritus at the
Chapel Hill, NC                                     University of North Carolina
27514-8426
Age 72

Roderick C. Rasmussen         Director     Since    Investment Counselor             27        None
9 Cadence Court                             1982
Morristown, NJ 07960
Age 77

John P. Toolan                Director     Since    Retired                          27        John
13 Chadwell Place                           1992                                              Hancock
Morristown, NJ 07960                                                                           Funds
Age 73


            26 Smith Barney Money Funds, Inc. | 2003 Annual Report

                                                                                   Number of
                                                                                   Portfolios
                                             Term                                   in Fund      Other
                                          of Office*           Principal            Complex      Board
                            Position(s)   and Length         Occupation(s)          Overseen  Memberships
                             Held with     of Time              During                 By       Held by
Name, Address and Age          Fund         Served          Past Five Years         Director   Director
---------------------------------------------------------------------------------------------------------

Interested Director:
R. Jay Gerken, CFA**       Chairman,        Since    Managing Director of             221        None
Citigroup Asset Management President and     2002    Citigroup Global Markets
("CAM")                    Chief                     Inc. ("CGM"); Chairman,
399 Park Avenue            Executive                 President and Chief
4th Floor                  Officer                   Executive Officer of Smith
New York, NY 10022                                   Barney Fund Management
Age 52                                               LLC ("SBFM"), Travelers
                                                     Investment Adviser, Inc
                                                     ("TIA") and Citi Fund
                                                     Management Inc. ("CFM");
                                                     President and Chief
                                                     Executive Officer of certain
                                                     mutual funds associated
                                                     with Citigroup Inc.
                                                     ("Citigroup"); Formerly,
                                                     Portfolio Manager of Smith
                                                     Barney Allocation Series Inc.
                                                     (from 1996 to 2001) and
                                                     Smith Barney Growth and
                                                     Income Fund (from 1996 to
                                                     2000)

Officers:

Andrew B. Shoup            Senior Vice      Since    Director of CAM; Senior Vice     N/A        N/A
CAM                        President and     2003    President and Chief
125 Broad Street           Chief                     Administrative Officer of
10th Floor                 Administrative            mutual funds associated
New York, NY 10004         Officer                   with Citigroup; Treasurer of
Age 47                                               certain mutual funds
                                                     associated with Citigroup;
                                                     Head of International Funds
                                                     Administration of CAM
                                                     (from 2001 to 2003);
                                                     Director of Global Funds
                                                     Administration of CAM
                                                     (from 2000 to 2001); Head
                                                     of U.S. Citibank Funds
                                                     Administration of CAM
                                                     (from 1998 to 2000)

Richard L. Peteka          Chief            Since    Director of CGM; Chief           N/A        N/A
CAM                        Financial         2002    Financial Officer and
125 Broad Street           Officer and               Treasurer of certain mutual
11th Floor                 Treasurer                 funds associated with
New York, NY 10004                                   Citigroup; Director and Head
Age 42                                               of Internal Control for CAM
                                                     U.S. Mutual Fund
                                                     Administration (from 1999
                                                     to 2002); Vice President,
                                                     Head of Mutual Fund
                                                     Administration and
                                                     Treasurer at Oppenheimer
                                                     Capital (from 1996 to 1999)


            27 Smith Barney Money Funds, Inc. | 2003 Annual Report

                                                                                  Number of
                                                                                  Portfolios
                                            Term                                   in Fund      Other
                                         of Office*           Principal            Complex      Board
                            Position(s)  and Length         Occupation(s)          Overseen  Memberships
                             Held with    of Time              During                 By       Held by
Name, Address and Age          Fund        Served          Past Five Years         Director   Director
--------------------------------------------------------------------------------------------------------

Martin R. Hanley           Vice            Since    Portfolio Manager                N/A         N/A
CAM                        President and    1993
399 Park Avenue            Investment
4th Floor                  Officer
New York, NY 10022
Age 36

Kevin Kennedy              Vice            Since    Portfolio Manager                N/A         N/A
CAM                        President and    2001
399 Park Avenue            Investment
4th Floor                  Officer
New York, NY 10022
Age 49

Andrew Beagley             Chief           Since    Director of CGM (since           N/A         N/A
CAM                        Anti-Money       2002    2000); Director of
399 Park Avenue, 4th Floor Laundering               Compliance, North America,
New York, NY 10022         Compliance               CAM (since 2000); Chief
Age 40                     Officer                  Anti-Money Laundering
                                                    Compliance Officer and Vice
                                                    President of certain mutual
                                                    funds associated with
                                                    Citigroup; Director of
                                                    Compliance Europe, the
                                                    Middle East and Africa,
                                                    CAM (from 1999 to 2000);
                                                    Compliance Officer, Salomon
                                                    Brothers Asset Management
                                                    Limited, Smith Barney Global
                                                    Capital Management Inc.,
                                                    Salomon Brothers Asset
                                                    Management Asia Pacific
                                                    Limited (from 1997 to 1999)

Kaprel Ozsolak             Controller      Since    Vice President of CGM;           N/A         N/A
CAM                                         2002    Controller of certain funds
125 Broad Street                                    associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel          Secretary and   Since    Managing Director and            N/A         N/A
CAM                        Chief Legal      2003    General Counsel of Global
300 First Stamford Place   Officer                  Mutual Funds for CAM and
4th Floor                                           its predecessor (since 1994);
Stamford, CT 06902                                  Secretary of CFM; Secretary
Age 48                                              and Chief Legal Officer of
                                                    mutual funds associated
                                                    with Citigroup

--------
 * Each Director and officer serves until his or her successor has been duly elected and qualified.
 **Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


            28 Smith Barney Money Funds, Inc. | 2003 Annual Report

                                 SMITH BARNEY
                               MONEY FUNDS, INC.



DIRECTORS                OFFICERS (continued)
Lee Abraham              Kaprel Ozsolak
Allan J. Bloostein       Controller
Jane F. Dasher
Donald R. Foley          Robert I. Frenkel
R. Jay Gerken, CFA       Secretary and Chief
  Chairman               Legal Officer
Richard E. Hanson, Jr.
Paul Hardin              INVESTMENT MANAGER
Roderick C. Rasmussen    Smith Barney Fund
John P. Toolan            Management LLC

OFFICERS                 DISTRIBUTORS
R. Jay Gerken, CFA       Citigroup Global Markets Inc.
President and            PFS Distributors, Inc.
Chief Executive Officer
                         CUSTODIAN
Andrew B. Shoup          State Street Bank and
Senior Vice President     Trust Company
and Chief Administrative
Officer                  TRANSFER AGENT
                         Citicorp Trust Bank, fsb.
Richard L. Peteka        125 Broad Street, 11th Floor
Chief Financial Officer  New York, New York 10004
and Treasurer
                         SUB-TRANSFER AGENTS
Martin R. Hanley         PFPC Inc.
Vice President and       P.O. Box 9699
Investment Officer       Providence, Rhode Island
                         02940-9699
Kevin Kennedy
Vice President and       Primerica Shareholder Services
Investment Officer       P.O. Box 9662
                         Providence, Rhode Island
Andrew Beagley           02940-9662
Chief Anti-Money
Laundering Compliance
Officer




  Smith Barney Money Funds, Inc.



  Cash Portfolio
  Government Portfolio

  The Funds are separate investment funds of the Smith Barney Money Funds, Inc., a Maryland corporation.



  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0858 2/04                                                            04-6084

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Item 4.  Principal Accountant Fees and Services

         (a) Audit Fees for Smith Barney Money Funds, Inc. of $99,000 and $111,000 for the years ended 12/31/03 and 12/31/02.

         (b) Audit-Related Fees for Smith Barney Money Funds, Inc. of $6,000 and $0 for the years ended 12/31/03 and 12/31/02.

         (c) Tax Fees for Smith Barney Money Funds, Inc. of $6,000 and $5,700 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Money Funds, Inc.

         (d) There were no all other fees for Smith Barney Money Funds, Inc. for the years ended 12/31/03 and 12/31/02.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
              (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

              (2)

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Money Funds, Inc. Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Money Funds, Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

              Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Money Funds, Inc.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Money Funds, Inc.

Date:  March 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Smith Barney Money Funds, Inc.

Date:  March 8, 2004

By:    /s/ Richard L. Peteka
       (Richard L. Peteka)
       Chief Financial Officer of
       Smith Barney Money Funds, Inc.

Date:  March 8, 2004